                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102
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                               MFS SERIES TRUST VI
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                   Date of reporting period: January 31, 2005
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

 MFS(R) GLOBAL
TOTAL RETURN FUND

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
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
STOCKS - 60.0%
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AEROSPACE - 1.2%
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Lockheed Martin Corp.                                                                           52,860              $   3,055,837
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Northrop Grumman Corp.                                                                          42,100                  2,184,148
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United Technologies Corp.                                                                       12,700                  1,278,636
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                                                                                                                    $   6,518,621
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AIRLINES - 1.0%
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easyJet Airline Co. Ltd.*                                                                      413,500              $   1,712,692
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TPG N.V.                                                                                       122,500                  3,361,961
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                                                                                                                    $   5,074,653
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ALCOHOLIC BEVERAGES - 0.4%
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Diageo PLC                                                                                     156,300              $   2,129,015
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APPAREL MANUFACTURERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.^                                                                             277,000              $   1,553,821
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AUTOMOTIVE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                                                  26,500              $   1,241,636
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Bayerische Motoren Werke AG                                                                     50,700                  2,127,501
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                                                  24,700                  1,599,013
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Nissan Motor Co. Ltd.                                                                          142,900                  1,510,746
---------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                                       28,600                  1,780,608
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Renault S.A.                                                                                    23,000                  1,881,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,140,579
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BANKS & CREDIT COMPANIES - 9.1%
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Acom Co. Ltd.^                                                                                  15,140              $   1,064,149
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American Express Co.                                                                            36,000                  1,920,600
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Bank of America Corp.                                                                          138,086                  6,403,048
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Citigroup, Inc.                                                                                119,046                  5,839,206
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Credit Agricole S.A.^                                                                          100,000                  2,980,554
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Fannie Mae                                                                                      66,560                  4,298,445
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Freddie Mac                                                                                     15,700                  1,025,053
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Grupo Financiero Inbursa S.A. de C.V.                                                          425,300                    854,215
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Irish Life & Permanent PLC                                                                      69,460                  1,245,800
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J.P. Morgan Chase & Co.                                                                         47,120                  1,758,990
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MBNA Corp.                                                                                      40,200                  1,068,516
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Nordea Bank AB                                                                                 332,900                  3,088,547
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PNC Financial Services Group, Inc.                                                              39,900                  2,149,413
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Promise Co. Ltd.^                                                                               14,650                  1,031,122
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Royal Bank of Scotland Group PLC                                                               122,005                  4,044,997
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SunTrust Banks, Inc.                                                                            52,100                  3,752,242
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Takefuji Corp.                                                                                  48,590                  3,405,874
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Wells Fargo & Co.                                                                               26,100                  1,599,930
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                                                                                                                    $  47,530,701
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BROADCAST & CABLE TV - 1.5%
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Comcast Corp., "Special A"*                                                                     39,000              $   1,232,790
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PagesJaunes S.A.^*                                                                             101,400                  2,436,343
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Tokyo Broadcasting System, Inc.                                                                 83,400                  1,391,409
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Viacom, Inc., "B"                                                                               70,346                  2,626,720
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                                                                                                                    $   7,687,262
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BROKERAGE & ASSET MANAGERS - 1.9%
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Franklin Resources, Inc.                                                                        14,500              $     983,970
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Goldman Sachs Group, Inc.                                                                       44,890                  4,841,387
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Lehman Brothers Holdings, Inc.                                                                  11,200                  1,021,328
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Mellon Financial Corp.                                                                          60,500                  1,775,675
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Merrill Lynch & Co., Inc.                                                                       24,760                  1,487,333
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                                                                                                                    $  10,109,693
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BUSINESS SERVICES - 0.4%
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Accenture Ltd., "A"*                                                                            85,070              $   2,216,074
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CHEMICALS - 2.2%
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Dow Chemical Co.                                                                                35,780              $   1,778,266
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E.I. du Pont de Nemours & Co.                                                                   26,500                  1,260,340
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Monsanto Co.                                                                                    23,100                  1,250,403
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PPG Industries, Inc.                                                                            38,100                  2,620,518
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Syngenta AG                                                                                     43,800                  4,714,315
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                                                                                                                    $  11,623,842
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CONSTRUCTION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                              235,000              $   2,948,857
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Italcementi S.p.A. - Ordinary                                                                   79,100                  1,338,219
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Masco Corp.                                                                                     42,400                  1,560,320
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Sekisui Chemical Co. Ltd.                                                                      313,000                  2,447,791
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                                                                                                                    $   8,295,187
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CONSUMER GOODS & SERVICES - 0.7%
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Kimberly-Clark Corp.                                                                            34,300              $   2,246,993
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Reckitt Benckiser PLC                                                                           52,398                  1,555,706
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                                                                                                                    $   3,802,699
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ELECTRICAL EQUIPMENT - 0.4%
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Cooper Industries Ltd., "A"                                                                     15,700              $   1,091,150
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Emerson Electric Co.                                                                            18,100                  1,217,044
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                                                                                                                    $   2,308,194
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ELECTRONICS - 0.8%
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CANON, Inc.                                                                                     33,000              $   1,720,492
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Samsung Electronics Co. Ltd.                                                                     4,890                  2,355,766
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,076,258
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ENERGY - INDEPENDENT - 1.4%
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CNOOC Ltd.                                                                                   3,333,500              $   1,762,954
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EnCana Corp.                                                                                    43,200                  2,557,934
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             12,800                    950,400
---------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.^                                                                                   47,500                  2,259,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   7,530,863
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ENERGY - INTEGRATED - 4.9%
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BP PLC, ADR                                                                                    100,296              $   5,979,648
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China Petroleum & Chemical Corp.                                                             2,932,000                  1,165,312
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  39,200                  3,637,368
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Exxon Mobil Corp.                                                                               29,970                  1,546,452
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Repsol YPF S.A.^                                                                                73,000                  1,866,336
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Statoil A.S.A                                                                                  205,000                  3,110,358
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TOTAL S.A., ADR^                                                                                74,800                  8,044,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  25,350,214
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
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Carrefour S.A.                                                                                  30,200              $   1,557,988
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                                                   38,600                  1,498,161
---------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                              368,200                  1,396,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,452,968
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                     107,800              $   2,608,760
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H.J. Heinz Co.                                                                                  29,600                  1,119,176
---------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.^                                                                                    57,930                  2,585,995
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                     15,288                  4,014,017
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   18,000                    966,600
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Sara Lee Corp.                                                                                  64,430                  1,512,816
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                                                                                                                    $  12,807,364
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FOREST & PAPER PRODUCTS - 0.5%
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International Paper Co.                                                                         60,230              $   2,358,005
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INSURANCE - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                     31,100              $   1,228,761
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Allstate Corp.                                                                                  87,440                  4,410,474
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Aviva PLC                                                                                      154,100                  1,842,288
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                     10,400                    774,592
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                        26,300                  1,769,727
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Jardine Lloyd Thompson Group PLC                                                               192,400                  1,342,973
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                  106,050                  4,215,488
---------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A                                                             87,000                  1,967,792
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  17,552,095
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LEISURE & TOYS - 0.5%
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Heiwa Corp.                                                                                     70,500              $   1,223,157
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Nintendo Co. Ltd.                                                                               13,000                  1,473,522
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,696,679
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MACHINERY & TOOLS - 1.6%
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ASSA ABLOY AB, "B"                                                                              87,500              $   1,385,386
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Deere & Co.                                                                                     31,500                  2,187,045
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.##                                                                   24,750                    705,174
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Hyundai Mobis                                                                                   15,900                  1,084,759
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Illinois Tool Works, Inc.                                                                       13,900                  1,209,022
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Sandvik AB                                                                                      38,200                  1,559,943
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   8,131,329
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      22,700              $     766,352
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                             112,600              $   2,611,742
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                            950,000              $   3,925,658
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                     41,400              $   2,208,690
---------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A.                                                                                    12,600                    621,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,829,870
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.9%
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Abbott Laboratories                                                                             43,500              $   1,958,370
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                 60,100                  2,251,691
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                 109,100                  1,721,162
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               46,160                  2,986,552
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                              102,700                  2,880,735
---------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    20,707                    500,281
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                               23,000                  2,450,391
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                 27,900                  2,083,486
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                        197,000                  2,082,694
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           31,890                  1,263,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  20,179,163
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
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Tribune Co.                                                                                     39,300              $   1,571,214
---------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                 411,000                  3,540,088
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,111,302
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              20,700              $     997,326
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                   33,165                  1,971,659
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,968,985
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                36,720              $   1,189,361
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  41,700              $   2,456,547
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       94,300              $   2,075,543
---------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                    520,800                  2,272,333
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  57,600                  1,442,304
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   5,790,180
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                         400              $   2,042,964
---------------------------------------------------------------------------------------------------------------------------------
MMO2 PLC*                                                                                      689,600                  1,632,625
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           1,658,243                  4,277,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   7,952,694
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.*                                                                                     149,400              $     481,732
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                         15,900              $     518,340
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                            185,400                  4,009,637
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                             47,900                  1,048,905
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                                                 395,300                  3,800,188
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   168,400                  4,012,972
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.^*                                                            360,300                  1,577,916
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                                186,000                  3,386,953
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    80,900                  2,879,231
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  21,234,142
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.0%
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Altria Group, Inc.                                                                              77,040              $   4,917,463
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                   135,700                  2,350,438
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Imperial Tobacco Group PLC                                                                      65,700                  1,721,812
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Swedish Match AB                                                                               134,300                  1,616,426
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  10,606,139
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TRUCKING - 0.3%
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Singapore Post Ltd.                                                                          2,485,300              $   1,359,000
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UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        46,100              $   3,198,418
---------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                   206,100                  3,683,065
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                 87,350                  2,164,847
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Kelda Group PLC                                                                                125,300                  1,421,312
---------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                                77,400                  1,343,548
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Suez S.A.^                                                                                     124,500                  3,351,891
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Tohoku Electric Power Co., Inc.                                                                140,500                  2,498,682
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                      23,010                  1,592,292
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                                                                                                                    $  19,254,055
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Total Stocks (Identified Cost, $234,665,303)                                             $ 312,663,038
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 32.2%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.8688%, 2032##^^                                       $  20,001,834              $     977,964
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        865,783                    917,683
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First Union National Bank Commercial Mortgage Trust, 7.39%, 2031                               917,891                  1,037,033
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First Union National Bank Commercial Mortgage Trust, 0.9651%, 2043##^^                      27,749,215                  1,304,621
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.2151%, 2041                          969,600                  1,013,010
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Lehman Brothers-UBS Commercial Mortgage Trust, 7.95%, 2010                                     688,418                    797,045
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                                                                                                                    $   6,047,356
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BANKS & CREDIT COMPANIES - 0.1%
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Pfandbriefstelle der osterreichischen Landes-Hypothekenbanken, 1.6%, 2011       JPY         76,000,000              $     769,677
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EMERGING MARKET QUASI-SOVEREIGN - 0.4%
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Pemex Master Trust, 9.5%, 2027##                                                         $     354,000              $     453,120
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                             1,299,000                  1,542,563
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Petronas Capital Ltd., 7.875%, 2022##                                                          244,000                    310,523
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,306,206
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EMERGING MARKET SOVEREIGN - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                            $   1,131,000              $   1,607,264
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                    974,000                  1,456,130
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United Mexican States, 6.625%, 2015                                                            320,000                    346,880
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United Mexican States, 8%, 2022                                                                 79,000                     93,497
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   3,503,771
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                                           JPY        295,000,000              $   2,940,479
---------------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.6%, 2014^                                                     410,000,000                  4,076,518
---------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                     EUR          3,143,000                  4,166,854
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  11,183,851
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 23.7%
---------------------------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                                               CAD          1,035,000              $     868,633
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                         EUR            954,000                  1,276,782
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                     3,398,000                  4,503,420
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2024 - 2030                                              5,949,000                 10,388,239
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 5.75%, 2011                                            AUD          2,601,000                  2,055,199
---------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                         1,913,000                  1,578,240
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                               CAD            990,000                    859,817
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                             NZD          2,268,000                  1,667,297
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                                                      11,171,000                  8,148,902
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                 EUR          2,240,000                  3,027,037
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                 1,861,000                  2,697,049
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                          3,552,000                  4,937,715
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                                             1,215,855                  1,758,872
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                   1,741,000                  2,491,866
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                5,182,000                  7,622,813
---------------------------------------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013^                                                    JPY        641,000,000                  6,394,312
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                   EUR          3,536,000                  5,123,389
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                               597,000                    849,740
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                                5,449,000                  7,181,176
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                              860,000                  1,283,263
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012                                                       9,877,000                 13,798,744
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                                                 2,877,000                  4,834,769
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                             5,802,000                  7,900,990
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                              2,087,000                  2,974,377
---------------------------------------------------------------------------------------------------------------------------------
Republic of Italy, 5.25%, 2017                                                               2,480,000                  3,717,212
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                            GBP          1,000,000                  1,979,848
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                            5,499,000                 13,340,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ 123,259,791
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Municipal Water Finance Authority, Water & Sewer
  Systems Rev., "B", 5%, 2036                                                            $   1,970,000              $   2,054,060
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                                     JPY        290,000,000              $   2,982,155
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021###                                                         $     724,000              $   1,013,006
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                             5,874,000                  7,255,757
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                             5,387,000                  5,446,343
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                1,907,140                  1,973,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $  15,688,175
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $153,369,753)                                              $ 167,795,042
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05                                       $     304,000              $     304,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 2.48%, due 2/01/05                                                  20,819,000                 20,819,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $  21,123,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                SHARES/PAR AMOUNT                   $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.52%, dated 01/31/05, due 02/01/05, total to be received $30,168,229 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)                                              30,166,117              $  30,166,117
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                 8,187,433                  8,187,433
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                           $  38,353,550
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 1/31/05, due 2/01/05, total to be received
  $18,640,284 (secured by various U.S. Treasury and Federal Agency
  obligations in a jointly traded account), at Cost                                      $  18,639,000              $  18,639,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $466,150,606)                                                                  $ 558,573,630
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.2)%                                                                               (37,412,680)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $ 521,160,950
---------------------------------------------------------------------------------------------------------------------------------

  * Non-income producing security.
### Security segregated as collateral for open futures contracts.
 ## SEC Rule 144A restriction.
 ^^ Interest only security.
  ^ All or a portion of this security is on loan.
  ~ As of January 31, 2005, the fund had one security representing $705,174 and 0.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below

AUD= Australian Dollar
CAD= Canadian Dollar
CHF= Swiss Franc
DKK= Danish Krone
EUR= Euro
GBP= British Pound
JPY= Japanese Yen
NOK= Norwegian Krone
NZD= New Zealand Dollar
SEK= Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL TOTAL RETURN FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $467,502,005
                                                ============
Gross unrealized appreciation                   $ 92,946,107
Gross unrealized depreciation                     (1,874,482)
                                                ------------
Net unrealized appreciation (depreciation)      $ 91,071,625
                                                ============

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts


                                                                                                           NET UNREALIZED
                                 CONTRACTS TO                                            CONTRACTS          APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE             IN EXCHANGE FOR               AT VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
SALES
-----
2/10/2005                      AUD          3,426,723         $   2,573,675           $   2,651,450            ($77,775)
3/7/2005                       CAD          2,493,542             2,015,000               2,012,645               2,355
2/14/2005                      DKK         24,304,734             4,223,238               4,261,017             (37,779)
2/14/2005-2/28/2005            EUR         39,572,106            52,206,190              51,631,234             574,956
3/10/2005                      GBP          3,718,626             6,953,831               6,985,089             (31,258)
2/10/2005                      NZD         13,966,430             9,797,032               9,918,335            (121,303)
2/14/2005                      SEK            907,335               130,043                 130,035                   8
                                                              -------------           -------------       -------------
                                                              $  77,899,009           $  77,589,805       $     309,204
                                                              =============           =============       =============

PURCHASES
---------
2/10/2005                      AUD          1,343,184         $   1,023,302           $   1,039,298       $      15,996
2/14/2005-2/15/2005            CHF          2,492,887             2,132,372               2,099,431             (32,941)
2/14/2005                      DKK         37,148,996             6,535,447               6,512,826             (22,621)
2/14/2005-2/28/2005            EUR         29,362,938            38,552,791              38,308,282            (244,509)
3/4/2005                       JPY      4,853,599,332            47,069,291              46,968,635            (100,656)
2/14/2005                      NOK         12,490,618             2,026,595               1,964,475             (62,120)
2/14/2005                      SEK         21,486,756             3,223,777               3,079,379            (144,398)
                                                              -------------           -------------       -------------
                                                              $ 100,563,575           $  99,972,326           ($591,249)
                                                              =============           =============       =============

At January 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $71,536 with Merrill Lynch International.

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts

                                                                                                         Unrealized
                                                                                                         Appreciation
Description                                       Expiration              Contracts         Position    (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 Year                    March 2005                  6               Long         $55,613


At January 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) COUNTRY WEIGHTINGS

-----------------------------
United States           37.8%
-----------------------------
Great Britain           11.3%
-----------------------------
Japan                    8.8%
-----------------------------
France                   8.6%
-----------------------------
Germany                  5.1%
-----------------------------
Spain                    3.4%
-----------------------------
Netherlands              2.7%
-----------------------------
Canada                   2.6%
-----------------------------
Ireland                  2.4%
-----------------------------
Other                   17.3%
-----------------------------

Percentages as based on total net assets as of January 31, 2005.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) UTILITIES FUND

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Utilities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 88.1%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 15.5%
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                                               480,800            $    13,169,112
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                   854,540                 11,972,105
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                                                 1,116,600                 35,295,726
---------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                                         641,900                 10,116,344
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.^                                                                               342,820                  8,018,560
---------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                             263,390                  8,036,029
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                       341,800                 20,108,094
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                              1,406,800                 23,915,600
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                     189,600                 12,898,488
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                                                         152,800                  9,045,760
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                          254,000                  3,962,400
---------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                                         419,300                  6,583,010
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             990,500                 17,829,000
---------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR^                                                                 1,728,400                 15,987,700
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              674,800                 25,197,032
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                290,400                  8,314,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   230,449,112
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                        295,300            $    26,470,210
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                   117,300            $     6,945,501
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             23,800                  1,767,150
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                              533,200                 18,662,000
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.*                                                                         125,900                  3,759,877
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    31,134,528
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR^                                                                  70,700            $     2,873,955
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A                                                                                        9,600                  2,059,908
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     4,933,863
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                            780,325            $    27,038,261
---------------------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                                                     490,650                 13,119,981
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                                            842,802                 23,901,865
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.^                                                                                 281,600                 14,305,280
---------------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                                 861,600                 32,068,752
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   110,434,139
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.^                                                                                 531,400            $     5,776,318
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A.                                                                                  1,717,555                 27,847,908
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                            215,716                 16,187,329
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.^                                                                           168,800                  2,837,528
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    52,649,083
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            169,200            $     5,982,912
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                618,800                 25,451,244
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                    114,300                  6,097,905
---------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.^*                                                                    472,000                 11,040,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    48,572,141
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"^*                                                                   243,000            $    10,444,140
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                                                395,100            $    20,964,006
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                                             30,990                  5,398,745
---------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR^                                                                      535,000                 10,678,600
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                          17,034,846                 43,937,967
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    80,979,318
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 16.2%
---------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                                        291,100            $     9,489,860
---------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                              546,100                 17,802,860
---------------------------------------------------------------------------------------------------------------------------------
Chunghwa Telecom Co. Ltd., ADR^                                                                 12,800                    277,120
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.^                                                                 1,646,000                 22,204,540
---------------------------------------------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile S.A., ADR^                                             380,600                  4,338,840
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                          1,432,357                 30,977,516
---------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                 12,600                    610,741
---------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A.                                                                            172,000                  5,400,268
---------------------------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                                        2,142,900                  7,476,688
---------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.^                                                        180,900                  3,663,225
---------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                            424,300                  9,291,241
---------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                       531,900                 12,637,944
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            3,314,000                  5,163,098
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                 1,829,400                 43,594,602
---------------------------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                            3,116,127                 13,646,925
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                              1,309,900                 23,852,525
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                    252,140                  7,326,397
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                       388,240                 10,873,666
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                   325,412                 11,581,413
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   240,209,469
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 31.9%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp.*                                                                                   2,743,700            $    38,548,985
---------------------------------------------------------------------------------------------------------------------------------
Avista Corp.^                                                                                   39,500                    697,965
---------------------------------------------------------------------------------------------------------------------------------
AWG PLC                                                                                        516,300                  8,165,120
---------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.^                                                                                 652,200                 26,277,138
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                               495,900                 24,795,000
---------------------------------------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR*^*                                                                      588,360                 11,943,708
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                       423,500                 29,382,430
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.^                                                                                574,200                 25,155,702
---------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.^                                                                              27,200                    728,688
---------------------------------------------------------------------------------------------------------------------------------
Edison International^                                                                          363,300                 11,796,351
---------------------------------------------------------------------------------------------------------------------------------
Enel S.p.A                                                                                     977,100                  9,189,356
---------------------------------------------------------------------------------------------------------------------------------
Energias de Portugal S.A.                                                                    2,253,400                  6,642,897
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR^*                                                                          1,616,500                 12,948,165
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                  622,500                 43,276,200
---------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                   903,400                 39,975,450
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                               93,000                  3,697,680
---------------------------------------------------------------------------------------------------------------------------------
International Power PLC*                                                                       936,200                  2,961,141
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.^*                                                                                 1,014,100                 35,493,500
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.^                                                                                     876,000                 47,304,000
---------------------------------------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A.                                                                   121,720                  2,846,774
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                                                         117,950                  1,468,477
---------------------------------------------------------------------------------------------------------------------------------
RWE AG                                                                                         123,200                  7,107,853
---------------------------------------------------------------------------------------------------------------------------------
SCANA Corp.^                                                                                   156,300                  6,103,515
---------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC                                                                               515,200                  8,943,097
---------------------------------------------------------------------------------------------------------------------------------
Suez S.A.                                                                                      533,800                 14,371,399
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                     521,700                 36,101,640
---------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                      387,307                  3,317,783
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement                                                                           423,011                 15,129,686
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   474,369,700
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,104,850,108)                                           $1,310,645,703
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0%
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 2.6827%, 2023^^                                               $   4,308,308            $       562,028
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0%
---------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                $     412,000            $       443,667
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                      $   1,135,000            $     1,237,150
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                        5,840,000                  5,956,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,193,950
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                           $   5,431,000            $     6,788,750
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5%, 2012                                                       $   6,050,000            $     6,443,250
---------------------------------------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                                            5,880,000                  6,144,600
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                                              4,195,000                  4,488,650
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                          8,985,000                  9,052,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,128,888
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                 $   5,455,000            $     6,368,712
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                  $   7,225,000            $     8,055,875
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012                                                 8,990,000                 10,001,375
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                        3,147,000                  3,730,013
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013                                                                   3,140,000                  2,386,400
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                      5,953,000                  6,455,993
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           4,071,000                  4,773,276
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                   3,003,000                  3,258,769
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                  10,155,000                 10,942,012
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          316,000                    329,825
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                       2,594,000                  2,791,792
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                            6,105,000                  5,952,375
---------------------------------------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009*                                                          793,000                    107,055
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014                                                                  170,000                    175,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    58,960,710
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $105,586,003)                                              $ 106,446,705
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 4%                                                                             1,355            $     1,446,598
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 5.5%                                                                       11,700            $     1,004,738
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                                          135,300            $     6,507,930
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $8,852,156)                         $   8,959,266
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at Amortized Cost                    $  58,108,000            $    58,108,000
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 12.4%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.52%, dated 01/31/05, due 02/01/05, total to be received $40,937,965 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)                                              40,935,100            $    40,935,100
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                               144,283,764                144,283,764
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                         $   185,218,864
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,462,615,131)                                                               $ 1,669,378,538
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (12.2)%                                                                             (182,177,801)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $ 1,487,200,737
---------------------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security.
ADR=American Depository Receipts

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UTILITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 1/31/2005

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $1,464,248,951
                                                ==============
Gross unrealized appreciation                   $  222,779,156
Gross unrealized depreciation                      (17,649,569)
                                                --------------
Net unrealized appreciation (depreciation)      $  205,129,587
                                                ==============

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


                                                                                                         NET UNREALIZED
                                  CONTRACTS TO                                         CONTRACTS          APPRECIATION
SETTLEMENT DATE                  DELIVER/RECEIVE            IN EXCHANGE FOR             AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
SALES
-----
02/14/05 - 02/28/05            EUR         83,687,411         $ 109,690,457           $ 109,190,883       $     499,573
3/10/2005                      GBP         22,265,440            41,636,373              41,823,534            (187,160)
                                                              -------------           -------------       -------------
                                                              $ 151,326,830           $ 151,014,417       $     312,413
                                                              =============           =============       =============

PURCHASES
---------
2/14/2005                      EUR          7,031,703         $   9,397,045           $   9,173,752           ($223,293)
                                                              -------------           -------------       -------------
                                                              $   9,397,045           $   9,173,752           ($223,293)
                                                              =============           =============           =========

At January 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Country Weightings

United States                             66.2%
-----------------------------------------------
Great Britain                              4.5%
-----------------------------------------------
Germany                                    4.3%
-----------------------------------------------
Mexico                                     3.8%
-----------------------------------------------
Spain                                      3.7%
-----------------------------------------------
Canada                                     2.9%
-----------------------------------------------
France                                     2.5%
-----------------------------------------------
South Korea                                2.2%
-----------------------------------------------
Chile                                      1.7%
-----------------------------------------------
Other                                      8.2%
-----------------------------------------------

Percentages as based on total net assets as of January 31, 2005.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

 MFS(R) GLOBAL EQUITY FUND

[graphic omitted]

                                                           [logo] M F S(RM)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Investment Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Global Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.0%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     852,467            $    11,611,740
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                            37,800            $     2,628,027
---------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                         678,000                  3,161,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,789,736
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                              324,000            $     6,365,822
---------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                             169,400                  6,591,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,957,007
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 12.3%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           265,300            $    14,153,755
---------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                                          404,600                  6,818,662
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                   411,700                  1,238,517
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                220,600                 10,820,430
---------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                        629,000                  6,071,911
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                 131,200                  6,486,103
---------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                      91,530                  1,641,636
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     261,400                  6,948,012
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                              83,700                  5,398,650
---------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                                 179,130                  1,524,780
---------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                     3,112,500                    976,371
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                               128,290                  4,253,372
---------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.^                                                                             524,000                  3,172,078
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                         136,803                 11,103,803
---------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                                                      313,000                  2,658,134
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    83,266,214
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 149,400            $     8,696,574
---------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                                             247,450            $     2,632,189
---------------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                                          433,567                  7,587,555
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             358,500                  6,453,000
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                199,300                  3,325,034
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              261,270                  9,755,822
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                249,800                  7,151,774
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    36,905,374
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                 1,034,600            $     6,778,489
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       80,700                  8,703,495
---------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                      155,500                  2,306,065
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,788,049
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           454,950            $    11,851,448
---------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                                            178,500                  8,653,680
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,505,128
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                     31,691            $     3,410,990
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                                                        128,100            $     3,154,728
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  794,200                 10,936,134
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                300,900            $     7,026,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,116,877
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    284,000            $    11,859,840
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                      499,000            $     3,902,390
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           68,100            $     3,577,974
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                          817,540                 24,272,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    27,850,886
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                              141,600            $     7,532,860
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                                         99,013                  7,568,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,101,200
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                    196,000            $    10,218,682
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                    22,300                 10,743,066
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    20,961,748
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                   115,600            $     6,844,841
---------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                             44,500                  3,304,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,148,966
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                         643,700            $     6,338,206
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.                                                                                      46,780                 10,037,762
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    16,375,968
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone                                                                                   74,300            $     6,929,560
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A.                                                                                     27,686                  7,269,235
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   89,100                  4,784,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    18,983,465
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                 746,090            $     8,154,074
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                            389,400            $     9,457,719
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                                                      422,994                  4,995,066
---------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                                           316,200                  7,151,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,604,690
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                               58,900            $     6,676,186
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                            193,300            $     9,015,367
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                     321,900                 13,145,176
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,160,543
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                    93,800            $     5,259,366
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                        155,400                  9,813,510
---------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                131,500                  6,902,435
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                  16,110                  1,846,488
---------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                         167,800                  5,023,932
---------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  105,300            $     5,168,124
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    34,013,855
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                                            889,000            $     3,673,589
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                   128,400            $     6,850,140
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                208,900            $     7,826,592
---------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                 259,500                  4,093,874
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              188,000                 12,163,600
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                    136,300                  6,537,995
---------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                              126,300                 13,455,844
---------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                154,060                 11,504,723
---------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                     92,900                  6,289,178
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    61,871,806
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                                             473,090            $     6,386,970
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                             109,500            $     5,275,710
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                  120,403                  7,157,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,433,668
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Nok Corp.^                                                                                     110,000            $     3,154,236
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  90,160            $     5,311,326
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                                          303,000                  3,194,555
---------------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                  399,940                  7,394,137
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.                                                                              93,760                 16,131,442
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                   75,440                  3,255,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    35,286,696
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                           679,000            $     3,934,819
---------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                                                       220,100                  7,269,283
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                               126,400                  5,215,264
---------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                               1,867,690                 10,724,716
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                       186,730                  5,522,954
---------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 462,800                 11,588,512
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    44,255,548
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                             4,592,000            $     4,150,568
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           3,365,145                  8,679,716
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,830,284
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           188,200            $     3,395,128
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"^                                                                         2,251,300                  6,612,837
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,007,965
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
BCE, Inc.                                                                                      121,592            $     2,903,997
---------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                            3,837,500                  5,978,693
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A.                                                                                602,504                 10,971,251
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    19,853,941
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                                                304,330            $     7,542,393
---------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement^                                                                          127,500                  4,560,248
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,102,641
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $487,933,086)                                             $ 668,548,984
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.48%, due 2/01/05, at Amortized Cost<                   $   7,561,000            $     7,561,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.52%, dated 1/31/05, due 2/01/05, total to be received $38,261,339 (secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account)                                           $  38,258,661            $    38,258,661
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                                                 3,946,595                  3,946,595
---------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost and Net Asset Value                                               $    42,205,256
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $537,699,342)                                                                 $   718,315,240
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.4)%                                                                               (42,987,852)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $   675,327,388
---------------------------------------------------------------------------------------------------------------------------------


  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  < The rate shown represents an annualized yield at time of purchase.
GDR = Global Depository Receipt.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GLOBAL EQUITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $537,700,125
                                                ============
Gross unrealized appreciation                   $185,061,666
Gross unrealized depreciation                     (4,446,551)
                                                ------------
Net unrealized appreciation (depreciation)      $180,615,115
                                                ============

(2) Country Weightings

---------------------------------------------
United States                           34.0%
---------------------------------------------
Great Britain                           15.4%
---------------------------------------------
France                                  10.7%
---------------------------------------------
Japan                                    9.6%
---------------------------------------------
Switzerland                              6.5%
---------------------------------------------
Sweden                                   5.3%
---------------------------------------------
Spain                                    3.8%
---------------------------------------------
Canada                                   2.5%
---------------------------------------------
Singapore                                2.2%
---------------------------------------------
Other                                   10.0%
---------------------------------------------

Percentages as based on total net assets as of January 31, 2005.


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SERIES TRUST VI
             -------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ------------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date: March 24, 2005
      --------------

By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.